JPMORGAN INSURANCE TRUST

JPMorgan Insurance Trust Core Bond Portfolio

JPMorgan Insurance Trust Global Allocation Portfolio

JPMorgan Insurance Trust Income Builder Portfolio

JPMorgan Insurance Trust Mid Cap Value Portfolio

JPMorgan Insurance Trust Small Cap Core Portfolio

JPMorgan Insurance Trust U.S. Equity Portfolio

(All Share Classes)

Supplement dated March 2, 2018

to the Statement of Additional Information

dated May 1, 2017, as supplemented

Effective immediately, the information below is added after the tenth paragraph under “Investments in the China Region” on page 63 of the Statement of Additional Information:

Shanghai-Hong Kong Stock Connect and Shenzhen-Hong Kong Stock Connect. The Portfolios may invest in certain China A-Shares through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect Program (the “Programs”). The Programs are securities trading and clearing linked programs developed by Hong Kong Exchanges and Clearing Limited (“HKEx”), the Hong Kong Securities Clearing Company Limited (“HKSCC”), Shanghai Stock Exchange (“SSE”), Shenzhen Stock Exchange (“SZSE”) and China Securities Depository and Clearing Corporation Limited (“ChinaClear”) with an objective to achieve mutual stock market access between mainland China and Hong Kong. The Programs will allow foreign investors to trade certain SSE and SZSE listed China A-Shares through Hong Kong based brokers.

Trading through the Programs are subject to various risks described below, including liquidity risk, currency risk, legal and regulatory uncertainty risk, execution risk, operational risk, tax risk, counterparty risk and credit risk.

Securities purchased under each Program generally may not be sold, purchased or otherwise transferred other than through that Program in accordance with applicable rules. While each Program is not subject to individual investment quotas, daily investment quotas apply to all Program participants, which may restrict or preclude the Portfolio’s ability to purchase particular securities at a particular time. In addition, securities purchased through the Programs are subject to Chinese securities regulations that restrict the levels of foreign ownership in local securities which could require a Portfolio to sell securities if ownership of the securities exceeds applicable quotas. Furthermore, additional restrictions may preclude a Portfolio from being eligible to invest in certain securities traded through a Program. Because all trades in the Programs must be settled in Renminbi (RMB), the Chinese currency, investors must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed. Trades through each Program are subject to certain requirements prior to trading which may limit the number of brokers that a Portfolio may use. This may affect the quality of execution received by a Portfolio. In addition, applicable laws may, under certain circumstances, require an investor to return profits obtained from the purchase and sale of shares.

The HKSCC provides clearing, settlement, nominee functions and other related services of the trades executed by Hong Kong market participants through an arrangement with ChinaClear. The People’s Republic of China (the “PRC”) regulations, which include certain restrictions on selling and buying, will apply to all market participants. In the case of a sale, brokers must have access to certain information about the transaction prior to execution. Because of the various requirements and restrictions applicable to the Programs, a Portfolio may not be able to purchase and/or dispose of holdings of China A-Shares in a timely manner.

A Portfolio will not benefit from access to local investor compensation funds, which are set up to protect against defaults of trades, when investing through each Program. To the extent that HKSCC is deemed to be performing safekeeping functions with respect to assets held through it, it should be noted that the Portfolio will have no legal relationship with HKSCC and no direct legal recourse against HKSCC in the event that the Portfolio suffers losses resulting from the performance or insolvency of HKSCC. The Shanghai-Hong Kong Stock Connect Program began operation in November 2014 and the Shenzhen-Hong Kong Stock Connect Program began operation in December 2016. The relevant regulations relating to the Programs are untested and subject to change. There is no certainty as to how they will be applied which could adversely affect a Portfolio. The Programs require use of new information technology systems which may be subject to operational risk due to its cross-border nature. If the

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relevant systems fail to function properly, trading in the Shanghai and Shenzhen markets through the Programs could be disrupted.

As in other emerging and less developed markets, the legislative framework is only beginning to develop the concept of legal/formal ownership and of beneficial ownership or interest in securities in China. Consequently the applicable courts may consider that any nominee or custodian as registered holder of securities would have full ownership thereof and that a beneficial owner may have no rights whatsoever in respect thereof and may be limited in its ability to pursue claims against the issuer of a security. Additionally, the securities that a Portfolio may invest in through the Programs may present illiquidity and price volatility concerns and difficulty in determining market valuations of securities due to limited public information on issuers. Such securities may also be subject to limited regulatory oversight and an increased risk of being delisted or suspended. Suspensions or delistings may become widespread, and the length of suspension may be significant and difficult to predict.

The Programs utilize an omnibus clearing structure, and a Portfolio’s shares will be registered in its custodian’s, sub-custodian’s or clearing broker’s name on the HKSCC system and in HKSCC’s name on the ChinaClear system. This may limit a Portfolio’s adviser’s or sub-adviser’s ability to effectively manage a Portfolio, and may expose a Portfolio to the credit risk of its custodian or sub-custodian or to greater risk of expropriation.

Similarly, HKSCC would be responsible for the exercise of shareholder rights with respect to corporate actions (including all dividends, rights issues, merger proposals or other shareholder votes). While HKSCC may provide investors with the opportunity to provide voting instructions, investors may not have sufficient time or the opportunity to consider proposals or provide instructions.

Investments in the Programs may not be covered by the securities investor protection programs of either exchange and, without the protection of such programs, will be subject to the risk of default by a broker. In the event ChinaClear defaults, HKSCC’s liabilities under its market contracts with clearing participants will be limited to assisting clearing participants with claims. While it is anticipated that HKSCC will act in good faith to seek recovery of the outstanding stocks and monies from ChinaClear through available legal channels or the liquidation of ChinaClear, there can be no assurances that it will do so, or that it will be successful in doing so. In this event, the Portfolio may not fully recover its losses and the process could be delayed.

The Programs will only operate on days when both the PRC and Hong Kong markets are open for trading and when banks in each applicable market are open on the corresponding settlement days and the Portfolios will only trade through each Program on days that they are open. There may be occasions when it is a normal trading day for the PRC market but the Portfolio cannot carry out any China A-Shares trading. A Portfolio may be subject to risks of price fluctuations in China A-Shares during the time when each Program is not trading as a result. Additionally, different fees and costs are imposed on foreign investors acquiring China A-Shares acquired through the Programs, and these fees and costs may be higher than comparable fees and costs imposed on owners of other securities providing similar investment exposure. There is uncertainty of whether and how certain gains on PRC securities will to be taxed, the possibility of the rules being changed and the possibility of taxes being applied retrospectively. Consequently, investors may be advantaged or disadvantaged depending upon the final outcome of how such gains will be taxed and when they subscribed and/or redeemed their shares.

Because the Programs are relatively new, the actual effect on the market for trading China A-Shares with the introduction of large numbers of foreign investors is unknown. The Programs are subject to regulations promulgated by regulatory authorities for the applicable exchanges and further regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the Programs, if the authorities believe it necessary to assure orderly markets or for other reasons. There is no guarantee that the exchanges will continue to support the Programs in the future.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE